CONVERTIBLE NOTES - Schedule of Convertible Notes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal Balance, beginning		$ 10,750,000	$ 2,990,583
New Notes		0	10,750,000
Note Assignments		0	(2,945,583)
Notes converted		(350,000)	(45,000)
Principal Balance, ending		10,400,000	10,750,000
Less: remaining discount		(2,323,153)	(2,936,952)
Promissory Notes, net of discount		8,076,847	7,813,048
Nanyang Note
Debt Instrument [Line Items]
Principal Balance, beginning		0
New Notes		0
Note Assignments		600,000
Notes converted		(100,000)
Principal Balance, ending		500,000	0
Less: remaining discount		(112,971)
Promissory Notes, net of discount		387,029
Convertible Debt
Debt Instrument [Line Items]
Notes converted	$ (6,252,000)
Convertible Debt | October 2016 Notes
Debt Instrument [Line Items]
Principal Balance, beginning		0	330,000
New Notes			0
Note Assignments			(330,000)
Notes converted	(330,000)		0
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | St. George Notes
Debt Instrument [Line Items]
Principal Balance, beginning		0	617,663
New Notes			0
Note Assignments			(617,663)
Notes converted	(618,000)		0
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | BayBridge Notes
Debt Instrument [Line Items]
Principal Balance, beginning		0	940,600
New Notes			0
Note Assignments			(940,600)
Notes converted	(941,000)		0
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | Bellridge Convertible Note
Debt Instrument [Line Items]
Principal Balance, beginning		0	496,000
New Notes			0
Note Assignments			(451,000)
Notes converted	(451,000)		(45,000)
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | Power Up Notes
Debt Instrument [Line Items]
Principal Balance, beginning		0	106,820
New Notes			0
Note Assignments			(106,820)
Notes converted	(107,000)		0
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | Widjaja Note
Debt Instrument [Line Items]
Principal Balance, beginning		0	330,000
New Notes			0
Note Assignments			(330,000)
Notes converted	(330,000)		0
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | GS Capital Notes
Debt Instrument [Line Items]
Principal Balance, beginning		0	169,500
New Notes			0
Note Assignments			(169,500)
Notes converted	$ (170,000)		0
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | Penumbra Note (Related Party)
Debt Instrument [Line Items]
Principal Balance, beginning		0	0
New Notes			250,000
Note Assignments			(250,000)
Notes converted			0
Principal Balance, ending			0
Less: remaining discount			0
Promissory Notes, net of discount			0
Convertible Debt | BD1 Notes (Related Party)
Debt Instrument [Line Items]
Principal Balance, beginning		10,500,000	0
New Notes		0	10,500,000
Note Assignments		(600,000)	0
Notes converted		0	0
Principal Balance, ending		9,900,000	10,500,000
Less: remaining discount		(2,210,182)	(2,936,952)
Promissory Notes, net of discount		7,689,818	7,563,048
Convertible Debt | Crowdex Convertible Note
Debt Instrument [Line Items]
Principal Balance, beginning		250,000	0
New Notes		0	0
Note Assignments		0	250,000
Notes converted		(250,000)	0
Principal Balance, ending		0	250,000
Less: remaining discount		0	0
Promissory Notes, net of discount		$ 0	$ 250,000